INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using last-in first-out ("LIFO"), first-in first-out, and average costs methods for different components of inventory. Inventories consisted of the following (dollars in millions):

	March 31, 2014	December 31, 2013
Raw materials and supplies	$450	$433
Work in progress	90	92
Finished goods	1,450	1,290

Total	1,990	1,815
LIFO reserves	(79)	(74)

Net	$1,911	$1,741

        For both March 31, 2014 and December 31, 2013, approximately 11% of inventories were recorded using the LIFO cost method.

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2013	2012
Raw materials and supplies	$433	$484
Work in progress	92	98
Finished goods	1,290	1,311

Total	1,815	1,893
LIFO reserves	(74)	(74)

Net	$1,741	$1,819

        For both December 31, 2013 and 2012, approximately 11% of inventories were recorded using the LIFO cost method.